SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

NOTE 13:             SHARE-BASED COMPENSATION

The Company issues stock options, restricted shares, restricted share units and shares with performance features to employees under share-based compensation plans, which are described herein. The Company recognized share-based compensation expense of $5.8 million, $6.3 million and $8.0 million, excluding amounts related to discontinued operations, for the fiscal years ended December 31, 2011, January 1, 2011 and January 2, 2010, respectively.

Compensation expense for stock options and restricted stock awards is measured at fair value on the date of grant based on the number of shares granted. The fair value of stock options is estimated based on the binominal lattice pricing model; the fair value of restricted shares is based on the quoted market price on the date of the grant. Stock option expense is recognized using the straight-line attribution basis over the entire vesting period of the award. Restricted share, restricted share unit and performance share expense is recognized on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. Expense is recognized net of estimated forfeitures.

Stock Plans

In March 1992, March 2000, March 2002, March 2005 and May 2011, the Company adopted the “1992 Plan,” the “2000 Plan,” the “2002 Plan,” the “2005 Plan” and the “2011 Plan,” respectively, under which options (both nonqualified options and incentive stock options) to acquire shares of common stock may be granted to officers, other key employees, consultants and outside directors, in each case as selected by the Company’s Compensation Committee (the “Committee”). Payment by option holders upon exercise of an option may be made in cash or, with the consent of the Committee, by delivering previously acquired shares of Company common stock or any other method approved by the Committee. If previously acquired shares are tendered as payment, the shares are subject to a six-month holding period, as well as specific authorization by the Committee. To date, this type of exercise has not been approved or transacted. The Committee has the authority under all of the plans to allow for a cashless exercise option, commonly referred to as a “broker-assisted exercise.” Under this method of exercise, participating employees must make a valid exercise of their stock options through a designated broker. Based on the exercise and information provided by the Company, the broker sells the shares on the open market. The employees receive cash upon settlement, some of which is used to pay the purchase price. Neither the stock-for-stock nor broker-assisted cashless exercise option are generally available to executive officers or directors of the Company. Although there are none currently outstanding, stock appreciation rights may be granted in connection with all or any part of any option granted under the plans and may also be granted without a grant of a stock option. Vesting schedules will be accelerated upon a change of control of the Company. Options and stock appreciation rights generally may not be transferred during the lifetime of a holder.

Awards under the 2002 and 2005 Plans may also be made in the form of dividend equivalent rights, restricted stock, unrestricted stock performance shares and restricted stock units. Exercise prices for awards under the 2000, 2002 and 2005 Plans are determined by the Committee; to date, all stock options have been granted at an exercise price not less than the closing market value of the underlying shares on the date of grant.

Awards granted under plans no longer in use by the Company, including the 2000 and 1992 Plans, remain in effect in accordance with their terms. The 2002 Plan provides for the issuance of up to 9.0 million shares of common stock with respect to options, stock appreciation rights and other awards. The 2002 Plan expires in 2012. The 2005 Plan provides for the issuance of up to 5.0 million shares of common stock with respect to options, stock appreciation rights and other awards. The 2005 Plan expires in 2015. The 2011 Plan provides for the issuance of up to 3.0 million shares of common stock, of which no more than 1.5 million shares may be awarded pursuant to grants of restricted stock, restricted stock units, unrestricted stock and performance shares. The 2011 Plan expires in 2021. As of December 31, 2011, 2.7 million shares were available for future grant under the 2002, 2005 and 2011 Plans.

The Company delivers treasury shares upon the exercise of stock options. The difference between the cost of the treasury shares and the exercise price of the options has been reflected on a first-in, first-out basis.

Stock Options

The Company grants stock options to certain domestic and international employees. These options are subject to transfer restrictions and risk of forfeiture until earned by continuing employment. Stock options are issued at the current market price and have a three-year vesting period and a contractual term of 7-10 years. As of December 31, 2011, the Company has not materially changed the terms of any outstanding awards.

The Company utilizes the Binomial lattice pricing model to estimate the fair value of options granted. The Company believes this model provides the best estimate of fair value due to its ability to incorporate inputs that change over time, such as volatility and interest rates and to allow for actual exercise behavior of option holders.

	Fiscal Years Ended
Valuation Assumptions:	December 31, 2011	January 1, 2011	January 2, 2010
Weighted-average fair value of options granted	$2.75	$3.05	$2.07
Expected volatility	73.0%	56.9% to 58.8%	48.7% to 74.8%
Weighted-average volatility	65.7%	58.4%	66.1%
Expected term (in years)	5.1	5.0	5.2
Dividend yield	—	—	—
Risk-free rate	0.1% to 4.1%	0.3% to 5.3%	0.5% to 5.0%
Expected annual forfeiture	12.0%	12.6%	11.7%

Expected volatilities are based on a term structure of implied volatility, which assumes changes in volatility over the life of an option. The Company utilizes historical optionee behavioral data to estimate the option exercise and termination rates that are used in the valuation model. The expected term represents an estimate of the period of time options are expected to remain outstanding. The expected term provided in the above table represents an option weighted-average expected term based on the estimated behavior of distinct groups of employees who received options in 2011, 2010 and 2009. The range of risk-free rates is based on a forward curve of interest rates at the time of option grant.

A summary of award activity under the Company’s stock option plans as of December 31, 2011 and changes therein during the fiscal year then ended are as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding at January 1, 2011	6,897,146	$14.39	4.9	$9,653
Granted	1,812,500	5.04
Exercised	(61,375)	4.95		185
Cancelled/expired	(1,646,033)	17.93
Outstanding at December 31, 2011	7,002,238	$11.22	4.7	$19,206
Vested or expected to vest at December 31, 2011	6,218,832	$11.88	4.6	$17,094
Exercisable at December 31, 2011	3,559,988	$16.71	3.6	$8,552

The total intrinsic value of options exercised was insignificant for the fiscal years ended December 31, 2011, January 1, 2010 and January 2, 2010.

As of December 31, 2011, there were approximately 3.4 million nonvested stock options with a weighted average exercise price of $5.54 and there was $8.2 million of total unrecognized compensation cost related to nonvested stock options granted under the Company’s stock option plans. That expense is expected to be recognized over a weighted average period of 1.9 years. The total fair value of shares vested for the years ended December 31, 2011, January 1, 2011 and January 2, 2010 was $5.9 million, $3.4 million and $4.3 million, respectively.

Restricted Stock

The Company grants restricted shares and restricted share units to certain domestic and international employees. These shares are subject to transfer restrictions and risk of forfeiture until earned by continued employment. These shares generally vest 50% on the second anniversary date from the date of grant and 50% on the third anniversary date from the date of grant. As of December 31, 2011, the Company has not changed the terms of any outstanding awards.

The Company grants performance shares to certain of its employees, including the Company’s executive officers. Performance shares are earned based on the achievement of certain profit return on capital targets aligned with the Company’s strategy. In 2008, the Committee granted performance shares which were evaluated based on the 2008 and 2010 performance period. Based on 2008 and 2010 performance, these shares were deemed unearned and cancelled.

In 2010, the Committee granted 855,000 performance shares to a group of key executives. The performance criteria include certain earnings metrics for consecutive periods through July 2013 with the number of shares to be earned ranging from 0 to 100% of the target amount.

Each of the Company’s non-employee Directors receives an annual grant of shares of common stock with a value of $100,000 as part of an annual retainer for serving on the Board of Directors, with the exception of the Chairman of the Board, who receives an annual grant of shares of common stock with a value of $175,000. Retainer shares are non-transferable until the first anniversary of the grant, with 25% becoming transferable on each of the first and second anniversary of the grant and 50% becoming transferable on the third anniversary, subject to certain exceptions.

A summary of award activity under the Company’s restricted stock plans as of December 31, 2011 and changes therein during the fiscal year then ended are as follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested stock at January 1, 2011(a)	1,691,591	$9.24
Granted	656,200	5.29
Vested	(306,336)	15.67
Cancelled(b)	(471,354)	9.59
Nonvested stock at December 31, 2011	1,570,101	$6.23
Expected to vest as of December 31, 2011	727,946	$6.27

(a)                                      Includes performance shares granted to a group of key executives with certain performance conditions measured through July 2013.

(b)                                     Includes performance shares granted in the second and third quarters of 2008. These shares were granted to a group of key executives and were subject to certain service and performance conditions, a portion of which were measured as of fiscal 2008 year-end and the remainder were measured at fiscal 2010 year-end. The shares which were contingently issuable based on 2008 and 2010 performance were deemed not earned and cancelled.

The weighted average grant date fair value of restricted shares granted in the years ended December 31, 2011, January 1, 2011 and January 2, 2010 was $5.29, $6.44 and $3.26, respectively.

As of December 31, 2011, there was $2.2 million of total unrecognized compensation cost related to nonvested stock awards granted under the restricted stock plans. That expense is expected to be recognized over a weighted average period of 1.5 years. The total fair value of shares vested during the years ended December 31, 2011, January 1, 2011 and January 2, 2010 was $4.8 million, $8.5 million and $10.2 million, respectively.